Summary of significant accounting policies - AR and contract assets and allowance for uncollectible AR and contract assets (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Summary of significant accounting policies
Allowance for doubtful accounts	¥ (9,266,619)		¥ (21,875,166)	¥ (25,867,957)	$ (1,305,176)
Accounts receivable and contract assets, net	1,659,587,975		1,161,911,740		233,748,077
Past-due accounts receivables	451,637,998		80,681,989		63,611,882
Provision for accounts receivable and contract assets
Accounts Receivable, Allowance for Credit Loss, Beginning Balance	21,875,166
Allowance for doubtful accounts receivable	9,266,619		21,875,166
Accounts receivable, Provision of accounts receivable (net of recovery)	244,196	$ 34,394	1,738,580	850,597
Charge-off for accounts receivable assets	(24,842,290)
Accounts Receivable, Allowance for Credit Loss, Ending Balance	9,266,619		21,875,166
Allowance for accounts receivable and contract assets, Beginning balance	21,875,166	3,081,053	25,867,957	38,681,680
(Reversal of) Provision for accounts receivable and contract assets (net of recovery)	12,233,743	1,723,087	21,835,625	77,247,810
Charge-off for accounts receivable and contract assets		(3,498,964)	(25,828,416)	(90,061,533)
Allowance for doubtful accounts of accounts receivable and contract assets	9,266,619		21,875,166	25,867,957	1,305,176
Allowance for accounts receivable and contract assets, Ending balance	9,266,619	1,305,176	21,875,166	25,867,957
Recoveries of charge-off of accounts receivables and contract assets	244,196	34,394	1,738,580	850,597
Loan Facilitation Service [Member]
Summary of significant accounting policies
Accounts receivable and contract assets, net	1,352,649,104		1,066,735,324		190,516,641
Post-origination Service [Member]
Summary of significant accounting policies
Accounts receivable and contract assets, net	143,392,745		61,806,206		20,196,446
Financing income
Summary of significant accounting policies
Accounts receivable and contract assets, net	81,941,166		55,245,376		11,541,172
Guarantee income
Summary of significant accounting policies
Accounts receivable and contract assets, net	58,824,408				8,285,244
Credit losses
Summary of significant accounting policies
Allowance for doubtful accounts	(9,266,619)		(21,875,166)		(1,305,176)
Provision for accounts receivable and contract assets
Allowance for accounts receivable and contract assets, Beginning balance	21,875,166
Allowance for doubtful accounts of accounts receivable and contract assets	9,266,619		21,875,166		1,305,176
Allowance for accounts receivable and contract assets, Ending balance	9,266,619	1,305,176	21,875,166
Other revenue
Summary of significant accounting policies
Accounts receivable and contract assets, net	32,047,171				4,513,750
Loans Facilitated In 2022
Provision for accounts receivable and contract assets
Gross charge-off recorded in accounts receivables and contract assets			18,685,225
Loans Facilitated In 2023
Provision for accounts receivable and contract assets
Gross charge-off recorded in accounts receivables and contract assets	6,157,065
Not Past-Due
Summary of significant accounting policies
Past-due accounts receivables	402,369,878		73,420,716		56,672,612
1 - 30 Days
Summary of significant accounting policies
Past-due accounts receivables	22,894,900		2,973,202		3,224,679
30 - 60 Days
Summary of significant accounting policies
Past-due accounts receivables	11,622,419		4,288,071		1,636,984
Over 60 days
Summary of significant accounting policies
Past-due accounts receivables	14,750,801				2,077,607
Xiaoying Credit Loan [Member]
Summary of significant accounting policies
Accounts receivable net	415,304,990		64,504,119		58,494,485
Contract assets	1,213,730,769		1,092,602,618		170,950,403
Allowance for doubtful accounts				(8,092,404)
Past-due accounts receivables	419,315,760		79,857,462		59,059,390
Provision for accounts receivable and contract assets
Accounts Receivable, Allowance for Credit Loss, Beginning Balance	15,353,343	2,162,473
Allowance for doubtful accounts receivable	4,010,770		15,353,343		564,905
Accounts receivable, Provision of accounts receivable (net of recovery)	13,063,863	1,840,007	21,753,517
Charge-off for accounts receivable assets	(24,406,436)	(3,437,575)	(14,492,578)
Accounts Receivable, Allowance for Credit Loss, Ending Balance	4,010,770	564,905	15,353,343
Contract assets, beginning balance	6,480,105	912,704	17,775,553
Allowances for doubtful contract assets	3,485,827		6,480,105	17,775,553	490,968
Provision for contract assets (net of recovery)	(2,994,278)	(421,736)	(66,409)	29,123,093
Charge-off for contract assets			(11,229,039)	(11,347,540)
Contract assets, ending balance	3,485,827	490,968	6,480,105	17,775,553
Allowance for accounts receivable and contract assets, Beginning balance			8,092,404	37,529,193
(Reversal of) Provision for accounts receivable and contract assets (net of recovery)				46,512,298
Charge-off for accounts receivable and contract assets				(75,949,087)
Allowance for doubtful accounts of accounts receivable and contract assets				8,092,404
Allowance for accounts receivable and contract assets, Ending balance				8,092,404
Recoveries of charge-off of accounts receivables and contract assets	13,063,863	1,840,007	21,753,517
Xiaoying Credit Loan [Member] | Loan Facilitation Service [Member]
Summary of significant accounting policies
Accounts receivable gross	294,129,400		24,326,715		41,427,260
Contract assets gross	1,058,519,704		1,038,520,804		149,089,381
Xiaoying Credit Loan [Member] | Post-origination Service [Member]
Summary of significant accounting policies
Accounts receivable gross	31,190,408		1,427,297		4,393,077
Contract assets gross	112,202,337		60,244,520		15,803,369
Xiaoying Credit Loan [Member] | Financing income
Summary of significant accounting policies
Accounts receivable gross	81,665,859		54,103,450		11,502,396
Contract assets gross	240		317,399		34
Xiaoying Credit Loan [Member] | Guarantee income
Summary of significant accounting policies
Accounts receivable gross	12,330,093				1,736,657
Contract assets gross	46,494,315				6,548,587
Xiaoying Credit Loan [Member] | Credit losses
Provision for accounts receivable and contract assets
Accounts Receivable, Allowance for Credit Loss, Beginning Balance	15,353,343
Allowance for doubtful accounts receivable	4,010,770		15,353,343		564,905
Accounts Receivable, Allowance for Credit Loss, Ending Balance	4,010,770	564,905	15,353,343
Contract assets, beginning balance	6,480,105
Allowances for doubtful contract assets	3,485,827		6,480,105		490,968
Contract assets, ending balance	3,485,827	490,968	6,480,105
Xiaoying Credit Loan [Member] | Not Past-Due
Summary of significant accounting policies
Past-due accounts receivables	384,802,879		72,674,385		54,198,352
Xiaoying Credit Loan [Member] | 1 - 30 Days
Summary of significant accounting policies
Past-due accounts receivables	11,208,150		2,932,527		1,578,635
Xiaoying Credit Loan [Member] | 30 - 60 Days
Summary of significant accounting policies
Past-due accounts receivables	9,079,796		4,250,550		1,278,863
Xiaoying Credit Loan [Member] | Over 60 days
Summary of significant accounting policies
Past-due accounts receivables	14,224,935				2,003,540
Xiaoying Revolving Loan [Member]
Summary of significant accounting policies
Allowance for doubtful accounts
Provision for accounts receivable and contract assets
Allowance for accounts receivable and contract assets, Beginning balance				1,152,487
(Reversal of) Provision for accounts receivable and contract assets (net of recovery)				1,612,419
Charge-off for accounts receivable and contract assets				(2,764,906)
Allowance for doubtful accounts of accounts receivable and contract assets
Xiaoying Housing Loan [Member]
Provision for accounts receivable and contract assets
(Reversal of) Provision for accounts receivable and contract assets (net of recovery)	12,233,743	1,723,087	21,835,625	¥ 77,247,810
Other loans
Summary of significant accounting policies
Past-due accounts receivables	275,067				38,742
Other loans | Not Past-Due
Summary of significant accounting policies
Past-due accounts receivables	274,912				38,720
Other loans | 30 - 60 Days
Summary of significant accounting policies
Past-due accounts receivables	155				22
Other service
Summary of significant accounting policies
Accounts receivable net	30,289,904				4,266,244
Allowance for doubtful accounts | $					(247,506)
Past-due accounts receivables	32,047,171				4,513,750
Provision for accounts receivable and contract assets
Allowance for doubtful accounts receivable	1,757,267
Accounts receivable, Provision of accounts receivable (net of recovery)	1,757,267	247,506
Accounts Receivable, Allowance for Credit Loss, Ending Balance	1,757,267
Allowance for doubtful accounts of accounts receivable and contract assets | $					247,506
Allowance for accounts receivable and contract assets, Ending balance | $		247,506
Recoveries of charge-off of accounts receivables and contract assets	1,757,267	247,506
Other service | Credit losses
Provision for accounts receivable and contract assets
Allowance for doubtful accounts receivable	1,757,267				247,506
Accounts Receivable, Allowance for Credit Loss, Ending Balance	1,757,267	247,506
Other service | Other revenue
Summary of significant accounting policies
Accounts receivable gross	32,047,171				4,513,750
Other service | Not Past-Due
Summary of significant accounting policies
Past-due accounts receivables	17,292,087				2,435,540
Other service | 1 - 30 Days
Summary of significant accounting policies
Past-due accounts receivables	11,686,750				1,646,044
Other service | 30 - 60 Days
Summary of significant accounting policies
Past-due accounts receivables	2,542,468				358,099
Other service | Over 60 days
Summary of significant accounting policies
Past-due accounts receivables	525,866				74,067
Other loans
Summary of significant accounting policies
Accounts receivable net	262,312		785,395		36,945
Contract assets			4,019,608
Allowance for doubtful accounts			(39,132)		(1,797)
Past-due accounts receivables			824,527
Provision for accounts receivable and contract assets
Accounts Receivable, Allowance for Credit Loss, Beginning Balance	39,132
Allowance for doubtful accounts receivable	12,755		39,132
Accounts receivable, Provision of accounts receivable (net of recovery)	409,477	57,674
Charge-off for accounts receivable assets	(435,854)
Accounts Receivable, Allowance for Credit Loss, Ending Balance	12,755		39,132
Contract assets, beginning balance	2,586	364
Allowances for doubtful contract assets			2,586
Provision for contract assets (net of recovery)	(2,586)	(364)	2,586
Contract assets, ending balance			2,586
Allowance for accounts receivable and contract assets, Beginning balance	39,132	5,512
(Reversal of) Provision for accounts receivable and contract assets (net of recovery)			145,931
Charge-off for accounts receivable and contract assets		(61,389)	(106,799)
Allowance for doubtful accounts of accounts receivable and contract assets			39,132		1,797
Allowance for accounts receivable and contract assets, Ending balance		1,797	39,132
Recoveries of charge-off of accounts receivables and contract assets	409,477	57,674
Other loans | Loan Facilitation Service [Member]
Summary of significant accounting policies
Contract assets gross			3,887,805
Other loans | Post-origination Service [Member]
Summary of significant accounting policies
Contract assets gross			134,389
Other loans | Financing income
Summary of significant accounting policies
Accounts receivable gross	275,067		824,527		38,742
Other loans | Credit losses
Provision for accounts receivable and contract assets
Accounts Receivable, Allowance for Credit Loss, Beginning Balance	39,132
Allowance for doubtful accounts receivable	12,755		39,132		$ 1,797
Accounts Receivable, Allowance for Credit Loss, Ending Balance	12,755	$ 1,797	39,132
Contract assets, beginning balance	¥ 2,586
Allowances for doubtful contract assets			2,586
Contract assets, ending balance			2,586
Other loans | Not Past-Due
Summary of significant accounting policies
Past-due accounts receivables			746,331
Other loans | 1 - 30 Days
Summary of significant accounting policies
Past-due accounts receivables			40,675
Other loans | 30 - 60 Days
Summary of significant accounting policies
Past-due accounts receivables			¥ 37,521